Asset Dispositions And Asset Held For Sale (Narrative) (Details) $ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Aug. 31, 2017 USD ($)	May 31, 2017 USD ($)	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)
Disclosure Of Discontinued Operations [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations			$ 18	$ 1,905
Repayment of long-term debt	$ 380		1	1,810
Shaw Tracking [Member]
Disclosure Of Discontinued Operations [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		$ 20	$ 18
ViaWest [Member]
Disclosure Of Discontinued Operations [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations				$ (1,905)
Percentage of ownership interest sold	100.00%
Proceeds from sale of ownership interests	$ 1,680
Repayment of long-term debt	$ 466